November 29, 2004

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Smith Barney Managed Governments Fund Inc. (the “Fund”)

File No. 002-91948 and 811-4061

Dear Sirs:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above referenced Registrant does not differ from that contained in Post-Effective Amendment No. 32 filed on November 26, 2004.

Please return an electronic transmittal as evidence of your receipt of this filing.

Any questions regarding this filing should be directed to the undersigned at (203) 890-7044.

Very truly yours,

/s/ Michael Kocur

Michael Kocur Assistant Secretary